Note 9 - Short Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 9 - Short Term Debt
Short-term debt
	June 30,	December 31,
	2013	2012
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

	December 31,	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Interest expense by instrument
	June 30,	June 30,
	2013	2012
Interest on convertible debentures	$13,252	$507
Amortization of discount on convertible debentures	203,580	6,258
Amortization of debt issuance costs	16,203	–
Interest on short term debt	700	700
Accounts payable related finance charges	550	437
	$234,285	$7,902

	December 31,	December 31,
	2012	2011
Interest on convertible debentures	$6,405	$–
Amortization of discount on convertible debentures	59,408	–
Amortization of debt issuance costs	7,465	–
Interest on short term debt	1,400	92
Accounts payable related finance charges	993	1,053
	$75,671	$1,145